Investments in associates and AFK (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Initial balances	$ 1,026,910
Contributions - cash		$ 2,169,750
Share of net loss from investment in joint venture	(66,091)	2,057,135
At the end of the year	885,269	1,026,910
A F K Media Partnership [Member]
IfrsStatementLineItems [Line Items]
Initial balances
Contributions - cash	125,000
Share of net loss from investment in joint venture	(66,091)
At the end of the year	$ 58,909